Fair Value Measurement - Schedule of Assets Measured at Fair Value on Recurring Basis (Details) - Fair Value, Recurring - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments	¥ 158,612	¥ 83,164
Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments	16,528	12,622
Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments	142,084	70,542
Short-term Investments | Variable-Rate Financial Instruments
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments	142,084	70,542
Short-term Investments | Variable-Rate Financial Instruments | Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments	142,084	70,542
Long-term Investments | Equity Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments	16,528	12,622
Long-term Investments | Equity Securities | Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments	¥ 16,528	¥ 12,622